Business combinations (Tables)	12 Months Ended
Dec. 31, 2020
Business Combinations [Abstract]
Allocation of consideration paid and estimated fair value of assets acquired and liabilities assumed
The following table summarizes the preliminary allocations of the consideration paid and the amounts of estimated fair value of the assets acquired and liabilities assumed at the acquisition date:

Estimated fair value recognized on acquisition
$
Assets
Current assets:
Cash and cash equivalents	174
Trade and other receivables	763
Prepaid expenses and other current assets	61
998
Non-current assets:
Property and equipment, net	—
Right-of-use asset, net	194
Customer relationships	1,458
Technology	548
Trade name and trademarks	47
Goodwill	5,563
Other non-current assets	71
8,879

Liabilities
Current liabilities:
Trade and other payables	959
Deferred revenue	700
Finance lease liability	140
1,799
Non-current liabilities:
Finance lease liability	54
Borrowings	278
Deferred tax liability	331
Total liabilities	2,462
Fair value of net assets acquired	6,417

Paid in Common Shares of the Company	1,163
Paid in cash	2,624
Contingent consideration	2,630

Pro forma results of operations	The following pro forma results of operations assume forMetris was acquired by the Company on January 1, 2020:

2020
$
Revenue	2,500
Net income (loss)	(316)